40. Agreement for the execution of works - La Matanza Municipality (Details Narrative) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfAgreementForExecutionOfWorksLaMatanzaMunicipalityLineItems [Line Items]
Non-current deferred revenue	$ 194,629	$ 199,990
La Matanza Municipality
SummaryOfAgreementForExecutionOfWorksLaMatanzaMunicipalityLineItems [Line Items]
Non-current deferred revenue	$ 59,100